Consolidated Balance Sheets - USD ($)		Jul. 31, 2025	Jul. 31, 2024
Current assets:
Cash and cash equivalent		$ 12,208,630	$ 14,461,251
Restricted cash		160,620	133,014
Accounts receivable, net		1,410,083	1,379,288
Deferred offering cost		1,429,523
Prepaid expenses and other current assets		2,866,243	2,184,676
Total current assets		18,075,099	18,158,229
Non-current assets:
Property, plant and equipment, net		1,098,679	935,247
Prepaid royalties, net		3,499,962	3,660,198
Investments in films and television programs, net		576,956	800,033
Advance to game developer, net		14,561,726	14,167,091
Deferred tax assets, net		49,067	5,946
Rights-of-use assets, net		6,782,354	4,384,300
Other noncurrent assets		1,858,413	1,831,463
Total non-current assets		28,427,157	25,784,278
TOTAL ASSETS		46,502,256	43,942,507
Current liabilities:
Accounts payable		2,377,279	3,321,614
Accrued advertising expenses		475,099	3,696,323
Tax payable		293,482	810,716
Lease liabilities - current		2,728,326	2,121,666
Accrued expenses and other current liabilities		2,549,763	2,062,560
Total current liabilities		8,423,949	12,012,879
Non-current liabilities:
Lease liabilities - noncurrent		4,222,089	2,425,578
Deferred tax liabilities, net		6,208,161	5,664,596
Total non-current liabilities		10,430,250	8,090,174
Total liabilities		18,854,199	20,103,053
Shareholders’ equity
Additional paid-in capital		872,315	849,848
Statutory reserve		676,416	674,156
Retained earnings		31,862,339	28,036,036
Accumulated other comprehensive income (loss)		(5,769,013)	(5,726,586)
Total Shareholders’ equity		27,648,057	23,839,454
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		46,502,256	43,942,507
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares, par value	[1]	4,800	4,800
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares, par value	[1]	$ 1,200	$ 1,200

[1]	Retrospectively restated for effect of share reorganization (see Note 13); As of July 31, 2025, the Company’s authorized share capital consists of 500,000,000 ordinary shares of US$0.0001 par value each, comprising 200,000,000 Class A shares, 20,000,000 Class B shares and 280,000,000 ordinary shares authorized but not designated. The Board of Directors is authorized, prior to issuance, to designate any of the unissued 280,000,000 ordinary shares as either Class A or Class B.